Operating lease obligation (Tables)	6 Months Ended
Jun. 30, 2025
Operating Lease Obligation
Schedule of operating lease obligation
	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Current portion	76	77	60
Non-current portion	59	20	16
	135	97	76

Schedule of maturities lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, as follow:

Twelve months ending June 30,	Minimum lease payment
S$’000

2026	80
2027	20
Total future lease payment	100
Amount representing interest	(3)
Present value of operating lease liabilities	97
Less: current portion	(77)
Non-current portion	20

Summary of supplemental operating lease

The following summarizes other supplemental information about the Company’s operating leases as of as of June 30, 2025 and December 31, 2024:

	December 31, 2024	June 30, 2025
Weighted average discount rate	5%	5%
Weighted average remaining lease term (years)	1.83	1.29